SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Security		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 467,406,000		$ 208,929,000
Unrealized gains	2,048,000		2,070,000
Unrealized losses	6,973,000		2,586,000
Fair Value	462,481,000		208,413,000
Accumulated other comprehensive loss	200,000		300,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	240,287,000		15,481,000
Less Than Twelve Months, Unrealized Losses	5,745,000		92,000
Twelve Months or More, Fair Value	11,832,000		11,738,000
Twelve Months or More, Unrealized Losses	1,228,000		2,494,000
Total, Fair value	252,119,000		27,219,000
Total, Unrealized Losses	6,973,000		2,586,000
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	4,231,000
Amortized cost	4,486,000
Non-credit unrealized loss	367,000
Unrealized gain	112,000
Cumulative credit related OTTI	1,585,000
OTTI changes recorded in earnings	26,000		339,000		760,000
Projected period of decline in loan defaults	3 years
Expected loss severity period	12 months
The number of private label mortgage backed securities currently below investment grade with OTTI	3
Number of municipal securities with fair value less than amortized cost	149
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	14,942,000
Maturing after one year but within five years	84,253,000
Maturing after five years but within ten years	32,864,000
Maturing after ten years	80,035,000
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	212,094,000
U.S. agency residential mortgage-backed	202,649,000
Private label residential mortgage-backed	7,294,000
Other asset backed	45,369,000
Total	467,406,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	14,952,000
Maturing after one year but within five years	84,306,000
Maturing after five years but within ten years	32,478,000
Maturing after ten years	75,312,000
Available-for-sale Securities fair value total	207,048,000
U.S. agency residential mortgage backed	203,460,000
Private label residential mortgage-backed	6,788,000
Other asset backed	45,185,000
Total	462,481,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,809,000		1,470,000		710,000
Additions to credit losses on securities for which no previous OTTI was recognized	0		0		425,000
Increases to credit losses on securities for which OTTI was previously recognized	26,000		339,000		335,000
Balance at end of period	1,835,000		1,809,000		1,470,000
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	2,940,000		37,176,000		70,322,000
Realized Gains	15,000		1,193,000		279,000
Realized Losses	8,000	[1]	0	[1]	75,000	[1]
Securities Disclosures [Abstract]
OTTI changes recorded in earnings	26,000		339,000		760,000
Pledged securities with book value	10,700,000		23,100,000
Shareholder equity threshold not exceeded by revenue or taxing authority amount (in hundredths)	10.00%
Trading Securities, Realized Gain (Loss)	390,000		30,000		40,000
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	32,106,000		30,620,000
Unrealized gains	44,000		70,000
Unrealized losses	342,000		23,000
Fair Value	31,808,000		30,667,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	16,715,000		8,097,000
Less Than Twelve Months, Unrealized Losses	342,000		23,000
Twelve Months or More, Fair Value	0		0
Twelve Months or More, Unrealized Losses	0		0
Total, Fair value	16,715,000		8,097,000
Total, Unrealized Losses	342,000		23,000
Number of securities with market fair value less than amortized cost	8
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	202,649,000		126,151,000
Unrealized gains	1,343,000		1,264,000
Unrealized losses	532,000		3,000
Fair Value	203,460,000		127,412,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	78,256,000		0
Less Than Twelve Months, Unrealized Losses	532,000		0
Twelve Months or More, Fair Value	0		457,000
Twelve Months or More, Unrealized Losses	0		3,000
Total, Fair value	78,256,000		457,000
Total, Unrealized Losses	532,000		3,000
Number of securities with market fair value less than amortized cost	14
Private Label Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	7,294,000		9,070,000
Unrealized gains	112,000		0
Unrealized losses	618,000		876,000
Fair Value	6,788,000		8,194,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	407,000		0
Less Than Twelve Months, Unrealized Losses	6,000		0
Twelve Months or More, Fair Value	4,602,000		8,192,000
Twelve Months or More, Unrealized Losses	612,000		876,000
Total, Fair value	5,009,000		8,192,000
Total, Unrealized Losses	618,000		876,000
Number of securities with market fair value less than amortized cost	6
Number of issues rated as investment grade	2
Number of securities rated below investment grade	2
Number of securities that are split rated	2
Number of bonds with impairment in excess of ten percent	2
Percentage of excess impairment on bonds (in hundredths)	10.00%
Number of bonds with impairment for more than 12 months	4
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Number of transactions with fixed rate collateral	1
Jumbo [Member]
Mortgage Backed Securities Issued By Private Enterprises [Abstract]
Fair Value	4,687,000		6,041,000
Net Unrealized Gain (Loss)	(441,000)		(594,000)
Percentage of credit widening (in hundredths)	69.00%
Alt - A [Member]
Mortgage Backed Securities Issued By Private Enterprises [Abstract]
Fair Value	2,101,000		2,153,000
Net Unrealized Gain (Loss)	(65,000)		(282,000)
Percentage of credit widening (in hundredths)	31.00%
Seasoned ARM Transactions [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Normalized prepayment rate, minimum (in hundredths)	12.00%
Normalized prepayment rate, maximum (in hundredths)	16.00%
Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	2,453,000
Amortized cost	2,820,000
Non-credit unrealized loss	367,000
Unrealized gain	0
Cumulative credit related OTTI	748,000
OTTI changes recorded in earnings	26,000		247,000		213,000
Securities Disclosures [Abstract]
OTTI changes recorded in earnings	26,000		247,000		213,000
Super Senior Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	1,731,000
Amortized cost	1,666,000
Non-credit unrealized loss	0
Unrealized gain	65,000
Cumulative credit related OTTI	457,000
OTTI changes recorded in earnings	0		32,000		425,000
Securities Disclosures [Abstract]
OTTI changes recorded in earnings	0		32,000		425,000
Senior Support Security [Member]
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	47,000
Amortized cost	0
Non-credit unrealized loss	0
Unrealized gain	47,000
Cumulative credit related OTTI	380,000
OTTI changes recorded in earnings	0		60,000		122,000
Securities Disclosures [Abstract]
OTTI changes recorded in earnings	0		60,000		122,000
Other Asset-backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	45,369,000
Unrealized gains	10,000
Unrealized losses	194,000
Fair Value	45,185,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	33,862,000
Less Than Twelve Months, Unrealized Losses	194,000
Twelve Months or More, Fair Value	0
Twelve Months or More, Unrealized Losses	0
Total, Fair value	33,862,000
Total, Unrealized Losses	194,000
Number of securities with market fair value less than amortized cost	16
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	157,966,000		38,384,000
Unrealized gains	496,000		736,000
Unrealized losses	4,784,000		69,000
Fair Value	153,678,000		39,051,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	103,942,000		7,384,000
Less Than Twelve Months, Unrealized Losses	4,645,000		69,000
Twelve Months or More, Fair Value	4,805,000		0
Twelve Months or More, Unrealized Losses	139,000		0
Total, Fair value	108,747,000		7,384,000
Total, Unrealized Losses	4,784,000		69,000
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	2,902,000		4,704,000
Unrealized gains	0		0
Unrealized losses	477,000		1,615,000
Fair Value	2,425,000		3,089,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0		0
Less Than Twelve Months, Unrealized Losses	0		0
Twelve Months or More, Fair Value	2,425,000		3,089,000
Twelve Months or More, Unrealized Losses	477,000		1,615,000
Total, Fair value	2,425,000		3,089,000
Total, Unrealized Losses	477,000		1,615,000
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Number of impaired municipal securities rated by major agency	3
Non-rated securities, amortized cost	1,000,000
Fair value of non-rated trust preferred securities	800,000
Trust preferred securities [Abstract]
Number of securities with fair values less than amortized cost	3
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value	1,600,000		1,581,000
Net Unrealized Gain (Loss)	(302,000)		(316,000)
Unrated Issues - No OTTI [Member]
Trust preferred securities [Abstract]
Fair Value	825,000		1,508,000
Net Unrealized Gain (Loss)	(175,000)		(1,299,000)
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	19,120,000
Unrealized gains	43,000
Unrealized losses	26,000
Fair Value	19,137,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	7,105,000
Less Than Twelve Months, Unrealized Losses	26,000
Twelve Months or More, Fair Value	0
Twelve Months or More, Unrealized Losses	0
Total, Fair value	7,105,000
Total, Unrealized Losses	$ 26,000
Private Label Residential Mortgage Backed Securities Below Investment Grade [Abstract]
Number of corporate securities with fair value less than amortized cost	6

[1]	Losses in 2013, 2012 and 2011 exclude $0.03 million, $0.3 million and $0.8 million, respectively of other than temporary impairment.